JOHN HANCOCK INVESTMENT TRUST

601 Congress Street

Boston, MA  02210

December 20, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of: John Hancock ESG All Cap Core Fund and John Hancock ESG Large Cap Core Fund (the “Funds”) File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplements for Class NAV, Class R2 and Class R4 shares of the Funds filed with the Securities and Exchange Commission on December 1, 2017 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-17-006667), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu

Sarah M. Coutu

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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